Parent company disclosures - Company Cash Flow Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax		£ 7,503		£ 4,782	[1],[2]	£ 6,902	[3]
Change in other assets		(687)		(141)		1,447
Net cash provided by operating activities		6,810		22,011	[1],[2]	6,758	[1]
Cash flows from investing activities
Net cash (used in) provided by investing activities		(9,821)		510	[1],[2]	(2,545)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,651)		(1,475)	[1],[2]	(877)	[1]
Distributions on other equity instruments		(527)		(438)	[1],[2]	(429)	[1]
Interest paid on subordinated liabilities		(623)		(603)	[1],[2]	(1,303)	[1]
Proceeds from issue of subordinated liabilities		1,417		838	[1],[2]	499	[1]
Proceeds from issue of other equity instruments		(1,772)		(745)	[1],[2]	0	[1]
Proceeds from issue of ordinary shares		86		31	[1],[2]	25	[1]
Share buyback		(1,993)		(2,013)	[1],[2]	0	[1]
Repayment of subordinated liabilities		(1,745)		(2,216)	[1],[2]	(1,056)	[1]
Repurchases and redemptions of other equity instruments		(135)		(1,395)	[1],[2]	0	[1]
Net cash used in financing activities		(3,500)		(6,613)	[1],[2]	(3,234)	[1]
Change in cash and cash equivalents		(6,991)		16,635	[1],[2]	1,049	[1]
Cash and cash equivalents at beginning of year	[1]	95,829	[2]	79,194	[2]	78,145
Cash and cash equivalents at end of year		88,838		95,829	[1],[2]	79,194	[1],[2]
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax		5,055		1,331		3,893
Fair value and exchange adjustments and other non-cash items		744		21		1,134
Change in other assets		(1,317)		(177)		(7,028)
Change in other liabilities and other items		(555)		1,626		(3,322)
Dividends received		(5,024)		(1,120)		(3,600)
Distributions on other equity instruments received		(505)		(338)		(423)
Tax received		4		27		2
Net cash provided by operating activities		(1,598)		1,370		(9,344)
Cash flows from investing activities
Return of capital contribution		1		4		4
Dividends received		5,024		1,120		3,600
Distributions on other equity instruments received		505		338		423
Acquisitions of and capital injections to subsidiaries		(1,496)		(250)		(3,209)
Return of capital by subsidiaries		278		0		4,130
Amounts advanced to subsidiaries		(4,563)		(3,148)		(974)
Repayment of loans to subsidiaries		3,556		4,234		6,727
Interest received on loans to subsidiaries		410		408		461
Net cash (used in) provided by investing activities		3,715		2,706		11,162
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,651)		(1,475)		(877)
Distributions on other equity instruments		(527)		(438)		(429)
Interest paid on subordinated liabilities		(466)		(370)		(793)
Proceeds from issue of subordinated liabilities		1,416		838		499
Proceeds from issue of other equity instruments		1,765		745		0
Proceeds from issue of ordinary shares		86		31		25
Share buyback		(1,993)		(2,013)		0
Repayment of subordinated liabilities		(643)		0		(200)
Repurchases and redemptions of other equity instruments		(135)		(1,396)		0
Net cash used in financing activities		(2,148)		(4,078)		(1,775)
Change in cash and cash equivalents		(31)		(2)		43
Cash and cash equivalents at beginning of year		48		50		7
Cash and cash equivalents at end of year		£ 17		£ 48		£ 50

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.